SHAREHOLDERS' EQUITY (Summary Of Stock Options And RSUs Granted) (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Number of awards
Granted	20,000,000
Stock Option [Member]
Number of awards
Outstanding at beginning of year	6,238,729
Granted	14,500
Exercised	(1,765,986)
Forfeited or expired	(566,284)
Outstanding at end of the period	3,920,959	6,238,729
Options exercisable at end of the period	2,175,627
Vested and expected to vest	3,612,421
Weighted average exercise price
Outstanding at beginning of year	$ 3.52
Granted	3.91
Exercised	2.24
Forfeited or expired	9.47
Outstanding at end of the period	3.23	$ 3.52
Options exercisable at end of the period	3.78
Vested and expected to vest	$ 3.30
Weighted average remaining contractual term (in years)
Outstanding at end of the period	3 years 4 months 24 days	3 years 2 months 1 day
Options exercisable at end of the period	2 years 5 months 1 day
Vested and expected to vest	3 years 3 months 10 days
Aggregate intrinsic value
Outstanding at beginning of year	$ 2,654
Outstanding at end of the period	4,128	$ 2,654
Options exercisable at end of the period	1,980
Vested and expected to vest	$ 3,730
Restricted Stock Units RSUs [Member]
Number of awards
Outstanding at beginning of year	309,986
Granted	6,500
Vested	(11,260)
Forfeited or expired	(29,640)
Outstanding at end of the period	275,586	309,986
Aggregate intrinsic value
Outstanding at beginning of year	$ 862
Outstanding at end of the period	$ 1,039	$ 862